Segment reporting (Details) $ in Thousands	12 Months Ended
	May 31, 2019 CAD ($) segment	May 31, 2018 CAD ($)
Segment information
Number of operating segments | segment	3
Revenue	$ 237,110	$ 36,917
Income (loss) before income taxes	(15,645)	35,856
Impairment	58,039
Cannabis operations
Segment information
Revenue	78,853	36,917
Income (loss) before income taxes	726	39,128
Impairment	58,039
Distribution operations
Segment information
Revenue	157,931	0
Income (loss) before income taxes	2,914	(119)
Businesses under development
Segment information
Revenue	326	0
Income (loss) before income taxes	$ (19,285)	$ (3,153)